INCOME TAX (Details 3) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Operating Loss Carryforwards		$ 1,013,406	$ 1,055,378
Less: valuation allowance	$ (1,017,257)	(1,013,406)	(1,055,378)
Deferred Tax Assets, Net	0	0	0
Hong Kong [Member]
Net Operating Loss Carryforwards	34,987	34,270	21,108
United States [Member]
Net Operating Loss Carryforwards	981,882	978,905	1,034,188
Singapore [Member]
Net Operating Loss Carryforwards	$ 388	$ 231	$ 82